SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Right of use asset	$ 15,638,091	$ 15,207,546	$ 16,607,520
Lease liabilities - current	54,879		1,578,006
Lease liabilities - non current	23,237,507	21,946,223	$ 20,388,865
Operating leases, Present value of lease liabilities	$ 23,292,386	$ 21,946,223